Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (1,870,890)	$ (969,896)	$ (7,005,852)	$ (3,711,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,127	2,132	18,276	5,412
Amortization	8,437	118,913	500,964
Bad debts - related party			21,302
Share of loss of Oxford City Football Club (Trading) Limited				(17,045)
Professional stock-based fees			974,000	627,400
Gain on sale of equity investment		(10,600)	(10,600)
Foreign exchange adjustment	(7,216)	26,749	88,341
Loss on extinguishment accounts payable and related parties				1,106,636
Changes in operating assets and liabilities:
Decrease in accounts receivable	(1,666)	14,303	24,125
Decrease in advances due from Academy of Healing Art, Message and Facial Skin Care, Inc.	74,040		(62,895)
Increase in inventory	(835)	(3,043)
Increase (decrease) in prepaid expense	9,612	(7,209)	(72,139)	(293)
Increase in officer compensation payable	1,346,500	719,343	2,213,643	1,209,842
Decrease in accounts payable and accrued liabilities	(201,797)	(202,131)	(333,575)	(30,927)
Decrease in deferred revenue		(2,500)	(10,000)	10,000
Decrease in due to related parties	(2,400)		(14,460)
Net cash used in operating activities	(635,872)	(367,437)	(3,755,211)	(766,810)
Cash flows from investing activities:
Purchase of fixed assets	(5,249)		(219,035)	(23,805)
Investment in Oxford City FC of Texas, LLC	(25,000)
Online course development			(100,000)
Major Soccer Arena League membership			(10,000)
Investment in WENR, Corp.			(10,000)
Investment in joint venture	(100,000)
Investment in Oxford City Football Club (Trading) Limited				(173,414)
Cash received from acquisition of Oxford City Football Club (Trading) Limited and Anjo of SkyLake, Inc.		135,127	158,490
Payments to non-controlling interest	(116,201)		(133,592)
Net cash provided by (used in) investing activities	(246,450)	135,127	(314,137)	(197,219)
Cash flows from financing activities:
Proceeds from issuance of stock	233,546	282,500	5,360,750	898,392
Purchase of treasury stock		27,387		(1,338)
Advance by related party		(15,843)	13,869	8,743
Payments to related party			(30,045)
Payments to loan payable
Net cash provided by financing activities	233,546	294,044	5,344,574	905,797
Foreign exchange gain (loss)	(7,233)		(18,956)
Net change in cash	(656,009)	61,734	1,256,270	(58,232)
Cash, beginning of period	1,259,359	5,089	5,089	63,321
Cash, end of period	603,350	66,823	1,259,359	5,089
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Intangible asset			509,401
Assumption of long-term on purchase of building			743,600
Stock payable issued for investment in Oxford City Football (Trading) Limited				6,445
Derecognition of long-term debt	732,758
Stock issued for accounts payable		1,042,620		1,042,620
Stock issued for due to related parties		$ 857,500		$ 857,500